Stock Options - Additional Information (Detail)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2016 shares	Oct. 31, 2016 ExecutiveOfficer $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period					4 years
Common shares reserved for future issuance					7,100,000
Number of shares, granted					1,072,920
Stock-based compensation, cost | $			$ 1,849,000	$ 1,625,000	$ 6,526,000	$ 5,497,000	$ 2,017,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance					5,900,000
Weighted average grant date fair value per share, granted | $ / shares					$ 6.78	$ 7.04
Aggregate intrinsic value, exercised | $					$ 4,800,000	$ 2,600,000
Unrecognized compensation expense | $					$ 15,800,000
Weighted-average period to recognize unrecognized compensation expense					2 years 7 months 6 days
Number of executive officers, options granted | ExecutiveOfficer		2
Stock Options | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $					$ 12,000,000
Number of shares, granted		682,800
Exercise price of options, granted | $ / shares		$ 14.00
Options vesting terms					The performance conditions include meeting yearly cash flow targets and cumulative annual recurring revenue targets through 2019.
Stock-based compensation, cost | $					$ 0
2016 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares Issuable	6,200,000
Stock-based compensation award vesting period	4 years
Stock option, contractual terms	10 years
Common shares reserved for future issuance					6,188,425